Exit and Disposal and Other Restructuring Activities	3 Months Ended
Mar. 31, 2021
Restructuring and Related Activities [Abstract]
Exit and Disposal and Other Restructuring Activities	Exit and Disposal and Other Restructuring ActivitiesThe Company has undertaken operational restructuring and other cost reduction actions to streamline processes and manage costs throughout various departments. These actions resulted in exit, disposal and employee termination benefit costs, primarily resulting from planned reductions in workforce, facility consolidation and relocation, and lease termination costs. The primary actions are discussed below by operating segment.
CIT
During the third quarter of 2020, the Company initiated plans to exit its manufacturing operations in Kent, Washington, as a result of market declines from the coronavirus pandemic ("COVID-19 pandemic"). Select operations are being relocated to existing facilities primarily in North America. The project is estimated to take 12 to 18 months to complete. During the three months ended March 31, 2021, exit and disposal costs totaled $0.6 million, primarily for employee termination benefit costs. Total exit and disposal costs are expected to approximate $14.7 million, with approximately $7.5 million costs remaining to be incurred, primarily in 2021.
Other Actions
The Company implemented restructuring activities to reduce its overall headcount as a result of general market declines resulting from the effects of the COVID-19 pandemic. These actions resulted in severance expense of $0.7 million at CIT during the three months ended months ended March 31, 2021.
Consolidated Summary
The Company's exit and disposal costs by activity follows:

(in millions)	Three Months Ended March 31,
	2021	2020
Employee severance and benefit arrangements	$1.9	$0.3
Relocation costs	0.1	0.2
Facility cleanup costs	(1.0)	0.8
Other restructuring costs	0.4	0.7
Total exit and disposal costs	$1.4	$2.0
The Company's exit and disposal costs by segment follows:

(in millions)	Three Months Ended March 31,
	2021	2020
Carlisle Interconnect Technologies	$1.3	$1.9
Carlisle Fluid Technologies	0.1	—
Carlisle Construction Materials	—	0.1
Total exit and disposal costs	$1.4	$2.0
The Company's exit and disposal costs by financial statement line item follows:

(in millions)	Three Months Ended March 31,
	2021	2020
Cost of goods sold	$0.8	$1.7
Selling and administrative expenses	0.6	0.1
Other operating expense, net	—	0.2
Total exit and disposal costs	$1.4	$2.0
The Company's change in exit and disposal activities liability follows:

(in millions)	Total
Balance as of December 31, 2020	$6.1
Charges	1.4
Cash payments	(0.6)
Balance as of March 31, 2021	$6.9
The liability of $6.9 million primarily relates to employee severance and benefit arrangements and is included in accrued and other current liabilities.